Income Taxes - Schedule of Effective Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U. S. federal statutory tax rate	(21.00%)	(21.00%)
State income taxes, net of federal tax benefit	(6.00%)	(6.00%)
Expirations related to stock-based compensation	1.20%	0.20%
Adjustment to deferred tax asset	(0.30%)	(1.30%)
Change in valuation allowance	26.10%	28.10%
Effective tax rate	0.00%	0.00%